ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

Percentage of
equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online	October 2, 2019	HK	100%	Investment holding
Hongen Investment	November 11, 2019	PRC	100%	Management and technical consulting
Variable interest entity:
Tianjin Hongen	March 30, 2016	PRC	Nil	Education services
Subsidiaries of the VIE:
Beijing Hongen Perfect Future Education Technology Co., Ltd.	July 1, 2016	PRC	Nil	Education services
Tianjin Hongen Perfect Technology Development Co., Ltd.	August 26, 2019	PRC	Nil	Education services
Beijing Jinhongen	September 4, 2019	PRC	Nil	Education services and sales of learning materials and devices

Schedule of VIE and its subsidiaries' financial statements

The table set forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	104,883	247,253	37,893
Accounts receivable, net of allowance of RMB316 and RMB156 (US$24) as of December 31, 2019 and 2020, respectively	20,118	77,965	11,949
Amounts due from related parties	953	5,463	837
Inventories, net	20,665	16,873	2,586
Prepayments and other current assets	16,529	64,587	9,898
Total current assets	163,148	412,141	63,163
Non‑current assets
Property and equipment, net	2,487	6,390	979
Intangible assets, net	103	10,582	1,622
Operating lease right‑of‑use assets	—	6,521	999
Other non‑current assets	2,663	784	121
Total non‑current assets	5,253	24,277	3,721
Total assets	168,401	436,418	66,884
LIABILITIES
Current liabilities
Accounts payable	10,302	19,980	3,062
Amounts due to related parties	69,431	485	74
Deferred revenue and customer advances	71,831	268,613	41,167
Accrued expenses and other current liabilities	31,200	95,200	14,590
Current operating lease liabilities	—	1,544	237
Total current liabilities	182,764	385,822	59,130
Non‑current liabilities
Non‑current operating lease liabilities	—	5,070	777
Total non‑current liabilities	—	5,070	777
Total liabilities	182,764	390,892	59,907
Commitments and contingencies

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive loss for years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	131,867	218,656	531,915	81,520
Net loss	(17,604)	(275,511)	(23,486)	(3,599)

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(4,504)	42,627	218,765	33,527
Net cash used in investing activities	(529)	(2,391)	(15,622)	(2,394)
Net cash provided by (used in) financing activities	10,314	58,523	(60,773)	(9,314)
Net increase in cash and cash equivalents	5,281	98,759	142,370	21,819